Commitments (Details)							9 Months Ended
	Sep. 10, 2026 USD ($)	Sep. 10, 2026 ILS (₪)	Mar. 31, 2024 USD ($)	Mar. 19, 2024 USD ($)	Jan. 15, 2024	Dec. 19, 2022	Jul. 31, 2026 USD ($) m²	Jul. 31, 2026 ILS (₪) m²	Jul. 15, 2026 m²	Jun. 13, 2024 m²
Commitments [Line Items]
Area of land used for office space (in Square Meters) | m²							125	125		386
Rent paid		₪ 30,880					$ 3,400	₪ 12,500
Allocated share amount	$ 3,300	10,036
Space for Offices [Member]
Commitments [Line Items]
Area of land used for office space (in Square Meters) | m²									386	40
Rent paid | ₪		₪ 80
Yissum Metabolic Syndrome License Agreement [Member]
Commitments [Line Items]
Percentage of royalties company’s net sales						1.50%
BIRAD License Agreement [Member]
Commitments [Line Items]
Percentage of royalties company’s net sales					1.50%
Yissum PTSD License Agreement [Member]
Commitments [Line Items]
Percentage of royalties company’s net sales				3.00%
Yissum PTSD License Agreement [Member] | Bottom of Range [Member]
Commitments [Line Items]
Yissum annual maintenance fees				$ 25,000
Yissum PTSD License Agreement [Member] | Top of Range [Member]
Commitments [Line Items]
Yissum annual maintenance fees				$ 50,000
Yissum Psychedelic License Agreement [Member]
Commitments [Line Items]
Percentage of royalties company’s net sales			3.00%
Yissum Psychedelic License Agreement [Member] | Bottom of Range [Member]
Commitments [Line Items]
Yissum annual maintenance fees			$ 25,000
Yissum Psychedelic License Agreement [Member] | Top of Range [Member]
Commitments [Line Items]
Yissum annual maintenance fees			$ 50,000